Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Schedule of direct and indirect subsidiaries

	% Interest
	12/31/2020	12/31/2019
Subsidiaries
Linx Sistemas e Consultoria Ltda.	99.99%	99.99%
Linx Telecomunicações Ltda.	99.99%	99.99%
Indirect subsidiaries (*)
Napse S.R.L.	100.00%	100.00%
Synthesis Holding LLC.	100.00%	100.00%
Retail Renda Fixa Crédito Privado Fundo de Investimento	100.00%	100.00%
Santander Moving Tech RF Referenciado DI CP FI	100.00%	100.00%
Sback Tecnologia da Informação Ltda. (v)	—	100.00%
Linx Pay Meios de Pagamento Ltda.	100.00%	100.00%
Hiper Software S.A.	100.00%	100.00%
SetaDigital Sistemas Gerenciais Ltda. (v)	—	100.00%
Esmeralda Serviços Digitais Ltda. (ii)	100.00%	—
Safira Serviços Digitais Ltda (ii)	100.00%	—
Ametista Serviços Digitais Ltda (ii)	100.00%	—
Diamante Serviços Digitais Ltda (ii)	100.00%	—
RRA Ferreira ME (i)	100.00%	—
CR Sistemas Ltda (iii)	100.00%	—
Mercadapp Soluções em Software Ltda (iv)	100.00%	—

(*)   Companies controlled by Linx Sistemas, except Esmeralda Serviços Digitais Ltda, Safira Serviços Digitais Ltda, Ametista Serviços Digitais Ltda and Diamante Serviços Digitais Ltda which are controlled by Linx Pay.

(i)	Subsidiary acquired by Linx Sistemas on February 2, 2020.
(ii)	Subsidiary acquired by Linx Pay on January 30, 2020.
(iii)	Subsidiary acquired by Linx Sistemas on September 4, 2020.
(iv)	Subsidiary acquired by Linx Sistemas on November 13, 2020.
(v)	Subsidiaries incorporated by Linx Sistemas during the year 2020.

Schedule of assets acquired through suppliers which did not affect cash

	12/31/2020	12/31/2019
Acquisition of computers, furniture and facilities included in suppliers payable	2,465	2,419
Acquisition of software and software developed included in suppliers payable	3,713	380

Schedule of new standards and amended standards adopted

Standards and amended standards
Amendments to IFRS 3	In October 2018, the IASB issued changes to the definition of business in IFRS 3 to help entities determine whether an acquired set of activities and assets consists of or not in a business.
Conceptual Framework

This review presents new concepts on presentation, measurement and disclosure, updated the definition of assets and liabilities as well as the criteria for recognition and derecognition of assets and liabilities in the financial statements.

Amendments to IAS 1 and IAS 8	Aligns the definition of “material omission” or “materially distorted disclosure” in all standards and clarifies certain aspects of the definition.
Amendments to IAS 39, IFRS 7 and IFRS 9	It addresses the reform of interest rates used as market benchmarks, which will be finalized in future periods.
Amendment to IFRS 16	It grants the lessee an exemption from assessing whether a lease concession related to COVID-19 is a lease modification or not.

Schedule of standards issued that did not take effect
Standards and amended standards		Effective date (annual periods starting on or after)
IFRS 17	Insurance contracts	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 e IFRS 16) Phase 2	Reform of the Reference Interest Rate with treatment of changes in cash flows, hedge accounting requirements and disclosures	January 1, 2021